(15) INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 9,462,935	R$ 10,589,824	R$ 10,775,613
Additions	19,147	18,670	1,907,778
Amortization	(1,068,581)	(1,000,777)	(936,318)
Transfer - intangible assets	949,548	723,813
Transfer - financial asset	3,502	52,803	(972,254)
Disposal and transfer - other assets	(45,600)	(101,102)	(57,674)
Corporate restructuring - note 14.4.1			(99,981)
Business combination			(22,165)
Impairment losses			(5,176)
IFRS 15 adoption (note 3)		(825,476)
Others		5,177
Ending balance	9,320,953	9,462,935	10,589,824
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(10,201,206)	(9,453,223)	(9,705,576)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(11,269,787)	(10,201,206)	(9,453,223)
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,664,141	35,840	35,840
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	20,590,739	19,664,141	35,840
Concession right Distribution infrastructure - operational [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,584,136	5,554,447	5,550,502
Additions
Amortization	(761,884)	(703,511)	(639,292)
Transfer - intangible assets		723,813	814,643
Transfer - financial asset	949,548	52,803	131
Transfers from concession financial asset - extended concessions	3,502
Disposal and transfer - other assets	(47,263)	(43,419)	(91,214)
Corporate restructuring - note 14.4.1			(73,215)
Business combination			(7,108)
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	5,728,040	5,584,136	5,554,447
Concession right Distribution infrastructure - operational [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,325,012)	5,554,447	5,550,502
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(7,086,896)	(6,325,012)	5,554,447
Concession right Distribution infrastructure - operational [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,554,447	5,550,502
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance			5,554,447
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	76,009	60,777	59,147
Additions	19,147	18,670	9,344
Amortization	(16,840)	(8,989)	(9,390)
Transfer - intangible assets
Transfer - financial asset
Disposal and transfer - other assets	1,663	5,504	1,723
Corporate restructuring - note 14.4.1
Business combination
Impairment losses			(47)
IFRS 15 adoption (note 3)
Others		47
Ending balance	79,981	76,009	60,777
Other Intangible Assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(141,532)	60,777	59,147
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(158,372)	(141,532)	60,777
Other Intangible Assets [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	217,542	174,407	59,147
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	238,352	217,542	174,407
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,115	6,115	6,115
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
IFRS 15 adoption (note 3)
Others
Ending balance	6,115	6,115	6,115
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(37)	6,115	6,115
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(37)	(37)	6,115
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,152	6,115	6,115
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	6,152	6,152	6,115
Public Utilities [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,904	27,324
Additions
Amortization		(1,419)	(1,419)
Transfer - intangible assets
Transfer - financial asset
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
IFRS 15 adoption (note 3)
Others
Ending balance			25,904
Public Utilities [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(11,355)	25,904	27,324
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance		(11,355)	25,904
Public Utilities [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,840	25,904	27,324
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	35,840	35,840	25,904
Concession right Distribution infrastructure - in progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		825,476	666,008
Additions			1,898,434
Amortization
Transfer - intangible assets			(814,643)
Transfer - financial asset			(972,385)
Disposal and transfer - other assets			48,061
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)		(825,476)
Others
Ending balance			825,476
Concession right Distribution infrastructure - in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		825,476	666,008
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance			825,476
Concession right Distribution infrastructure - in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		825,476	666,008
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance			825,476
Concession right Acquired in business combinations [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,772,188	4,117,105	4,466,516
Additions
Amortization	(288,438)	(286,858)	(286,215)
Transfer - intangible assets
Transfer - financial asset
Disposal and transfer - other assets		(63,187)	(16,244)
Corporate restructuring - note 14.4.1			(26,766)
Business combination			(15,057)
Impairment losses			(5,129)
IFRS 15 adoption (note 3)
Others		5,130
Ending balance	3,483,750	3,772,188	4,117,105
Concession right Acquired in business combinations [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,723,270)	4,117,105	4,466,516
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(4,011,708)	(3,723,270)	4,117,105
Concession right Acquired in business combinations [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,723,270)	4,117,105	4,466,516
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(4,011,708)	(3,723,270)	R$ 4,117,105
Public utilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,485
Additions
Amortization	(1,419)
Ending balance	23,065	24,485
Public utilities | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(11,355)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Disposal and transfer - other assets
Ending balance	R$ (12,774)	R$ (11,355)